Consolidated Statements of Operations (USD $) In Millions, except Per Share data, unless otherwise specified	1 Months Ended	12 Months Ended			11 Months Ended
	Jun. 07, 2013	Dec. 28, 2014	Apr. 28, 2013	Apr. 29, 2012	Dec. 29, 2013
Less: Accretion of preferred shares to redemption value		$ 687
Basic
Continuing operations attributable to common shareholders (in dollars per share)	$ (0.60)		$ 3.39	$ 3.03
Discontinued operations attributable to common shareholders (in dollars per share)	$ (0.01)		$ (0.23)	$ (0.16)
Net income attributable to common shareholders (in dollars per share)	$ (0.61)		$ 3.16	$ 2.87
Average common shares outstanding - basic (in shares)	321		321	321
Cash dividends per share	$ 0.00		$ 2.06	$ 1.92
Successor [Member]
Sales		10,922			6,240
Cost of products sold		(7,291)			(4,588)
Gross profit		3,631			1,652
Selling, general and administrative expenses		2,063			1,502
2013 Merger related costs		0			158
Operating income/(loss)		1,568			(8)
Interest income		33			13
Interest expense		686			409
Unrealized gain on derivative instruments		0			118
Other expense, net		(112)			(12)
Income/(loss) from continuing operations before income taxes		803			(298)
Provision for/(benefit from) income taxes		131			(232)
Income/(loss) from continuing operations		672			(66)
Loss from discontinued operations, net of tax		0			(6)
Net income/(loss)		672			(72)
Less: Net income attributable to the noncontrolling interest		15			5
Net income/(loss) attributable to H. J. Heinz Holding Corporation		657			(77)
Less: Preferred dividends		720			360
Less: Accretion of preferred shares to redemption value		0			(687)
Less: Loss from discontinued operations, net of tax		0			(6)
Undistributed Earnings Allocated to Participating Securities		0			0
Net (loss)/income attributable to common shareholders		(63)			(1,118)
Diluted
Continuing operations attributable to common shareholders (in dollars per share)		$ (0.07)			$ (1.32)
Discontinued operations attributable to common shareholders (in dollars per share)		$ 0.00			$ (0.01)
Net income attributable to common shareholders (in dollars per share)		$ (0.07)			$ (1.33)
Average common shares outstanding - diluted (in shares)		850			850
Basic
Continuing operations attributable to common shareholders (in dollars per share)		$ (0.07)			$ (1.32)
Discontinued operations attributable to common shareholders (in dollars per share)		$ 0.00			$ (0.01)
Net income attributable to common shareholders (in dollars per share)		$ (0.07)			$ (1.33)
Average common shares outstanding - basic (in shares)		850			850
Cash dividends per share					$ 0.00
Predecessor [Member]
Sales	1,113		11,529	11,508
Cost of products sold	(730)		(7,333)	(7,513)
Gross profit	383		4,196	3,995
Selling, general and administrative expenses	243		2,489	2,492
2013 Merger related costs	112		45	0
Operating income/(loss)	28		1,662	1,503
Interest income	3		28	35
Interest expense	35		284	293
Unrealized gain on derivative instruments	0		0	0
Other expense, net	(126)		(62)	(8)
Income/(loss) from continuing operations before income taxes	(130)		1,344	1,237
Provision for/(benefit from) income taxes	61		242	245
Income/(loss) from continuing operations	(191)		1,102	992
Loss from discontinued operations, net of tax	(1)		(75)	(51)
Net income/(loss)	(192)		1,027	941
Less: Net income attributable to the noncontrolling interest	3		14	17
Net income/(loss) attributable to H. J. Heinz Holding Corporation	(195)		1,013	924
Less: Preferred dividends	0		0	0
Less: Accretion of preferred shares to redemption value	0		0	0
Less: Loss from discontinued operations, net of tax	(1)		(75)	(51)
Undistributed Earnings Allocated to Participating Securities	0		0	2
Net (loss)/income attributable to common shareholders	$ (194)		$ 1,088	$ 973
Diluted
Continuing operations attributable to common shareholders (in dollars per share)	$ (0.60)		$ 3.37	$ 3.01
Discontinued operations attributable to common shareholders (in dollars per share)	$ (0.01)		$ (0.23)	$ (0.16)
Net income attributable to common shareholders (in dollars per share)	$ (0.61)		$ 3.14	$ 2.85
Average common shares outstanding - diluted (in shares)	321		323	323